EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY
NOTE 10 – EQUITY
TIP Inc. Capital Structure
TIP Inc.’s authorized share structure consisted of two classes of shares, namely Common Shares and one special voting share (the “Special Voting Share”) as follows:
TIP Inc. Common Shares:
TIP Inc. is authorized to issue an unlimited number of Common Shares with no par value. As of December 31, 2021, TIP Inc. had 86,461,484 Common Shares outstanding, reflecting an increase of 27,334,871 Common Shares issued during the year
 e
nded December 31, 2021 as a result of the issuance of 26,472,830 Common Shares pursuant to the redemption of Class C Units and the issuance of 862,041 Common Shares in connection with the vested RSUs. Holders of Common Shares are entitled to one vote for each share held on matters submitted to a vote of shareholders.
Holders of Common Shares voted together as a single class with the Special Voting Share, described below, while the Special Voting Share was outstanding, except as provided in the
Business Corporation Act
(British Columbia), by law or by stock exchange rules.
Holders of Common Shares are entitled to receive dividends as and when declared by the board of directors of TIP Inc. In 2021, the board of directors determined that it is in the best interests of TIP Inc. not to pay a dividend until further notice. In the event of the dissolution, liquidation or winding-up
of TIP Inc., whether voluntary or involuntary, or any other distribution of assets of TIP Inc. among its shareholders for the purpose of winding up its affairs, the holders of Common Shares shall be entitled to receive the remaining property and assets of TIP Inc. after satisfaction of all liabilities and obligations to creditors of TIP Inc. and after $1.00 Canadian dollar (“C$”) is distributed to the holder of the Special Voting Share.
As of December 31, 2021, TIP Inc.
held
a 100% economic ownership interest in Trilogy LLC through its wholly owned subsidiary, Trilogy International Partners Intermediate Holdings Inc. (“Trilogy Intermediate Holdings”). The 30.9% increase in TIP Inc.’s economic ownership interest in Trilogy LLC during the year ended December 31, 2021 is primarily attributable to the issuance of
Common Shares upon redemption of all remaining outstanding Class C Units and the issuance of Common Shares in connection with the vested RSUs.
Forfeitable Founders Shares:
At December 31, 2021, there were
 1,675,336
Common Shares issued and outstanding as forfeitable founders shares (“Forfeitable Founders Shares”), all of which were forfeited on February 7, 2022 pursuant to the terms of contractual arrangements and are in the process of being formally cancelled.
Special Voting Share of TIP Inc.:
TIP Inc. had one issued Special Voting Share held by a trustee. Holders of Class C Units, as described below, were entitled to exercise voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held while the Class C Units were outstanding. As of December 31, 2021, as there were no Class C Units outstanding, the Special Voting Share was redeemed and cancelled.

Warrants:
At December 31, 2021, TIP Inc. had 13,402,685 warrants outstanding. Each warrant entitles the holder to purchase one Common Share at an exercise price of C$11.50, subject to normal anti-dilution adjustments. The warrants expired on February 7, 2022.
As of February 7, 2017, the date of consummation of the Arrangement, TIP Inc.’s issued and outstanding warrants were reclassified from equity to liability, as the warrants are written options that are not indexed to Common Shares. The fair value of the warrants is based on the number of warrants and the closing quoted public market prices of the warrants. The offsetting impact is reflected in Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The warrant liability is recorded in Other current liabilities and accrued expenses in the Consolidated Balance Sheets. The amount of the warrant liability was $0.1 million, $0.2 million and $0.1 as of December 31, 2021, 2020 and 2019, respectively. The warrant liability was
marked-to-market
each reporting period with the changes in fair value recorded as a gain or loss in the Consolidated Statements of Operations and Comprehensive
(
Loss
)
Income.

Dividend Paid:
No dividends were paid in 2021 and 2020. In 2019, TIP Inc. paid dividends of C$0.02 per Common Share. The dividend paid in May 2019 was declared on April 2, 2019 and paid to holders of Common Shares of record as of April 16, 2019. Eligible Canadian holders of Common Shares who participated in the Company’s dividend reinvestment plan had the right to acquire additional Common Shares at 95% of the volume-weighted average price of the Common Shares on the Toronto Stock Exchange for the five trading days immediately preceding the dividend payment date, by reinvesting their cash dividends, net of applicable taxes. As a result of shareholder participation in the dividend reinvestment plan, 72,557 Common Shares were issued in 2019. A total cash dividend of $0.8 million was paid to shareholders that did not participate in the dividend reinvestment plan in 2019, and the cash payment was recorded as financing activities in the Consolidated Statements of Cash Flows for the year ended December 31, 2019.
Concurrently
with the issuance of the TIP Inc. dividend, in accordance with the Trilogy LLC amended and restated Limited Liability Company Agreement (the “Trilogy LLC Agreement”), a dividend in the form of 259,760 additional Class C Units was issued on equitably equivalent terms to the holders of the Class C Units in 2019.
Trilogy LLC Capital Structure
The equity interests in Trilogy LLC consisted of three classes of units; as of December 31, 2021, all Class C Units had been redeemed and TIP Inc. was the indirect owner of all of the equity interests in Trilogy LLC:
Class A Units:
The Class A Units of Trilogy LLC (“Class A Units”) possessed all the voting rights under the Trilogy LLC Agreement prior to the redemption of all of the Class C Units described below, but had only nominal economic value and no right to participate in the appreciation of the economic value of Trilogy LLC. As a result of such redemption of all Class C Units, Trilogy Intermediate Holdings became the holder of all of the issued and outstanding equity interests in Trilogy LLC and the Class A Units ceased to be outstanding. All of the Class A Units were indirectly held by TIP Inc., through a wholly owned subsidiary, Trilogy International Partners Holdings (US) Inc. (“Trilogy Holdings”). Trilogy Holdings, the managing member of Trilogy LLC, acting through its TIP Inc. appointed directors, had full and complete authority, power and discretion to manage and control the business, affairs and properties of Trilogy LLC, subject to applicable law and restrictions per the Trilogy LLC Agreement.
Class B Units:
TIP Inc. indirectly held the Class B Units of Trilogy LLC (the “Class B Units”) through Trilogy Intermediate Holdings. As a result of the redemption of all Class C Units described below, Trilogy Intermediate Holdings became the holder of all of the issued and outstanding equity interests in Trilogy LLC. The Class B Units represented TIP Inc.’s indirect economic interest in Trilogy LLC under the Trilogy LLC Agreement while the Class C Units were outstanding and were required at all times to be equal to the number of outstanding Common Shares. As of December 31, 2021, 2020 and 2019, there were
 86,461,484, 59,126,613 and 58,451,931 Class B Units outstanding, respectively, reflecting an increase of 27,334,871, 674,682 and 738,095
Class B Units issued during the years ended December 31, 2021, 2020 and 2019, respectively. The increase in 2021 was a result of redemptions of Class C Units and vested RSUs, the increase in 2020 was primarily attributable to vested RSUs and the increase in 2019 was as a result of Class C Unit redemptions for Common Shares, the issuance of Common Shares for vested RSUs and issuances pursuant to TIP Inc.’s dividend reinvestment plan.

Class C Units:
As of December 31, 2021, all Class C Units have been redeemed. The Class C Units were held by persons who were members of Trilogy LLC immediately prior to consummation of the Arrangement. The economic interests of the Class C Units were pro rata with the Class B Units held by a Trilogy Intermediate Holdings. Holders of Class C Units had the right to require Trilogy LLC to redeem any or all Class C Units held by such holder for either Common Shares or a cash amount equal to the fair market value of such Common Shares, the form of consideration to be determined by Trilogy LLC. The redemptions were settled primarily in the form of Common Shares. Class C Units had voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held. In August 2021, the Company announced that Trilogy LLC requested that holders of Class C Units consider exercising their contractual right to redeem such Class C Units. Substantially all of the Class C Unit holders elected to redeem their Class C Units and the Class C Units that were not redeemed by the holders were redeemed by Trilogy LLC in accordance with the terms of the Trilogy LLC Agreement. Accordingly, as of December 31, 2021, there were no Class C Units outstanding. As of December 31, 2020 and 2019, there were 26,426,191 and 26,381,206 Class C Units outstanding, respectively, reflecting a decrease of 26,426,191, an increase of 44,985 and an increase of
37,298 Class C Units outstanding in 2021, 2020 and 2019, respectively. The decrease in 2021 was primarily attributable to the redemption of Class C Units, the increase in 2020 was primarily attributable to vested Restricted Class C Units, and the increase in 2019 was primarily attributable to the issuance of Class C Units in May 2019 pursuant to a dividend declared and paid to holders of Class C Units, partially offset by redemptions of Class C Units. As of December 31, 2021, there were no Restricted Class C Units outstanding and there were 48,033 and 96,065 remaining unvested Restricted Class C Units as of December 31, 2020 and 2019, respectively, which were originally granted to an employee on December 31, 2016. These Restricted Class C Units vested over a four-year period, with one-fourth
of the award vesting on the day following each anniversary date of the award based on the employee’s continued service.